RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2022
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS
4.	RECENT ACCOUNTING PRONOUNCEMENTS

On January 1, 2022, the Company adopted amendments to IAS 16 which requires proceeds from selling items before the related item of property, plant and equipment is available for use to be recognized in profit or loss, together with the costs of producing those items. The initial adoption of these amendments did not have a material impact on the Company’s financial statements and related note disclosures. These amendments were applied to the La Coipa mine restart during 2022.

On January 1, 2022, the Company adopted amendments to IAS 37 which clarified what costs an entity considers in assessing whether a contract is onerous. The adoption of these amendments did not have a material impact on the Company’s financial statements and related note disclosures.

On May 7, 2021, the IASB issued amendments to IAS 12 “Income Taxes” to specify how companies should account for deferred tax on transactions such as leases and decommissioning obligations. The amendments require companies to recognize deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and will not have a significant impact on the financial statements as the Company already recognizes deferred tax as applicable per the amendments.